Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for employee related obligation	$ 31,627	$ 29,353
Non capital loss carry forwards	2,350,367	2,171,821
Valuation allowance	(2,381,994)	(2,201,174)
Deferred tax assets